Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Horizons Satellite Holdings [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
WP Com [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	49.00%
2008 MFA [Member]
Related Party Transaction [Line Items]
Fee paid for termination		$ 39.1	$ 39.1
Write-off of prepaid fee		17.2	17.2
Expenses recorded for services			$ 64.2	$ 25.1